Property and Equipment, net - Schedule of Depreciation Expense (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 16,204	$ 12,091	$ 16,926	$ 13,399	$ 11,051